CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 09, 2020	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Successor	Successor	Successor	Predecessor
Net income (loss)	$ 6,177	$ (79,081)	$ (8,185)	$ (191,942)	$ (44,445)
Other comprehensive income (loss):
Foreign currency translation adjustment	(7,165)	(18,863)	(14,302)	15,768	904
Comprehensive loss	$ (988)	$ (97,944)	$ (22,487)	$ (176,174)	$ (43,541)